Basis of Preparation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Significant Accounting Policies [Abstract]
Schedule of subsidiaries
Subsidiaries	% of shareholding 2021	% of shareholding 2020	Country of Incorporation	Principal activities

Anghami Technologies Ltd	100%	100%	UAE	Music streaming
Anghami FZ LLC	100%	100%	UAE	Music streaming
Digimusic SAL Offshore	94%	94%	Lebanon	Music streaming
Anghami UK	100%	100%	United Kingdom	Music streaming
Anghami KSA*	100%	-%	Saudi Arabia	Music streaming
Anghami for Digital Content*	100%	-%	Egypt	Music streaming

Schedule of the estimated useful lives of the assets
Furniture and fixtures	3-5 years
Office and computer equipment	5 years
General installations	5 years